Investments in Equity Investees	12 Months Ended
Dec. 31, 2017
Investments in Equity Investees
Investments in Equity Investees

11. Investments in Equity Investees

        Investments in equity investees consisted of the following:

	December 31,
	2017	2016
	(in US$'000)
HBYS	55,308	63,536
SHPL	69,417	77,939
NSPL	19,201	16,806
Other	311	225

	144,237	158,506

        Particulars regarding the principal equity investees are disclosed in Note 2. All of the equity investees are private companies and there are no quoted market prices available for their shares.

        Summarized financial information for the significant equity investees HBYS, SHPL and NSPL is as follows:

(i)    Summarized balance sheets

	Commercial Platform				Innovation Platform
	Consumer Health HBYS		Prescription Drugs SHPL		Drug R&D NSPL
	December 31,		December 31,		December 31,
	2017	2016	2017	2016	2017	2016
	(in US$'000)
Current assets	101,570	123,181	129,535	146,350	9,640	5,393
Non-current assets	107,226	98,554	103,477	97,656	30,000	30,000
Current liabilities	(75,787)	(70,218)	(91,665)	(86,946)	(1,239)	(1,782)
Non-current liabilities	(18,748)	(18,148)	(8,616)	(6,926)	—	—

Net assets	114,261	133,369	132,731	150,134	38,401	33,611
Non-controlling interests	(3,645)	(6,297)	—	—	—	—

	110,616	127,072	132,731	150,134	38,401	33,611

(ii)   Summarized statements of operations

	Commercial Platform						Innovation Platform
	Consumer Health HBYS			Prescription Drugs SHPL			Drug R&D(note (a)) NSPL
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015	2017	2016	2015
	(in US$'000)
Revenue	227,422	224,131	211,603	244,557	222,368	181,140	—	—	—
Gross profit	91,458	89,355	91,461	175,965	158,131	127,608	—	—	—
Depreciation and amortization	(4,985)	(2,958)	(3,274)	(6,942)	(3,526)	(2,765)	—	—	—
Interest income	220	238	628	757	565	306	—	—	—
Finance cost	(117)	(123)	(158)	—	—	—	—	—	—
Profit/(loss) before taxation	24,434	23,759	25,164	66,497	148,144	37,401	(9,210)	(8,482)	(7,552)
Income tax expense (note (b))	(3,629)	(3,631)	(3,948)	(10,874)	(27,645)	(6,094)	—	—	—

Net income/(loss)	20,805	20,128	21,216	55,623	120,499	31,307	(9,210)	(8,482)	(7,552)
Non-controlling interests	(29)	248	160	—	—	—	—	—	—

Net income/(loss) attributable to the shareholders of equity investee	20,776	20,376	21,376	55,623	120,499	31,307	(9,210)	(8,482)	(7,552)

Notes:

(a)	NSPL only incurred research and development expenses in the periods presented.
(b)

HBYS and SHPL have been successful in their respective applications to renew the High and New Technology Enterprise ("HNTE") status. Accordingly, the companies were eligible to use a preferential income tax rate of 15% for the years ended December 31, 2017, 2016 and 2015.

        For the years ended December 31, 2017, 2016 and 2015, other immaterial equity investees had net income of approximately US$117,000, US$95,000 and US$12,000 respectively.

(iii) Reconciliation of summarized financial information

        Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees is as follows:

	Commercial Platform						Innovation Platform
	Consumer Health HBYS			Prescription Drugs SHPL			Drug R&D NSPL
	2017	2016	2015	2017	2016	2015	2017	2016	2015
	(in US$'000)
Opening net assets after non-controlling interests as at January 1	127,072	121,523	111,506	150,134	93,263	71,906	33,611	18,093	25,645
Net income/(loss) attributable to the shareholders of equity investee	20,776	20,376	21,376	55,623	120,499	31,307	(9,210)	(8,482)	(7,552)
Dividends declared	(45,128)	(6,000)	(6,410)	(81,299)	(55,057)	(6,410)	—	—	—
Other comprehensive income/(loss)	7,896	(8,827)	(4,949)	8,273	(8,571)	(3,540)	—	—	—
Investments	—	—	—	—	—	—	14,000	10,000	—
Capitalization of loans	—	—	—	—	—	—	—	14,000	—

Closing net assets after non-controlling interests as at December 31	110,616	127,072	121,523	132,731	150,134	93,263	38,401	33,611	18,093
Group's share of net assets	55,308	63,536	60,762	66,365	75,067	46,632	19,201	16,806	9,046
Goodwill	—	—	—	3,052	2,872	3,077	—	—	—

Carrying amount of investments as at December 31	55,308	63,536	60,762	69,417	77,939	49,709	19,201	16,806	9,046

        The equity investees had the following lease commitments and capital commitments:

(a)

The equity investees lease various factories and offices under non-cancellable operating lease agreements. Future aggregate minimum payments under non-cancellable operating leases as from the dates indicated are as follows:

	December 31,
	2017	2016
	(in US$'000)
Not later than 1 year	1,282	1,511
Between 1 to 2 years	400	1,184
Between 2 to 3 years	151	—
Between 3 to 4 years	141	—
Between 4 to 5 years	47	—

Total minimum lease payments	2,021	2,695

(b)	Capital commitments

        The equity investees had the following capital commitments:

	December 31,
	2017	2016
	(in US$'000)
Property, plant and equipment
Contracted but not provided for	1,034	6,162